Collateralized Accounts Receivable and Recourse and Non-Recourse Debt - Summary of Amounts Classified as Non-Current Assets (Detail) $ in Millions	Dec. 31, 2018 USD ($)
Disclosure of fair value measurement [line items]
Maturities of the amounts classified as non-current assets	$ 17.4
2019 [member]
Disclosure of fair value measurement [line items]
Maturities of the amounts classified as non-current assets	3.7
2020 [member]
Disclosure of fair value measurement [line items]
Maturities of the amounts classified as non-current assets	3.9
2021 [member]
Disclosure of fair value measurement [line items]
Maturities of the amounts classified as non-current assets	4.0
2022 [member]
Disclosure of fair value measurement [line items]
Maturities of the amounts classified as non-current assets	2.6
Thereafter 2022 [member]
Disclosure of fair value measurement [line items]
Maturities of the amounts classified as non-current assets	$ 3.2